Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information
Number of operating segments											2
Segment revenues:
Revenues											$ 368,847		$ 329,626		$ 301,707
Total segment revenue											429,714		413,897		389,409
Other non-property related revenue											5,712		8,047		11,693
Discontinued operations property revenue											(53,348)		(63,936)		(65,302)
Segment NOI:
Income from operations											40,689		42,852		38,516
Discontinued operations property NOI											(33,626)		(38,375)		(37,333)
Property management expense											(12,858)		(9,185)		(8,584)
General and administrative expense											(22,615)		(20,439)		(18,563)
Management fees and other expenses											(6,298)		(8,067)		(9,504)
Restructuring charges											(1,848)		(153)		(361)
Investment and development expenses											(1,285)	[1]	(1,781)	[1]	(422)	[1]
Depreciation											(113,961)		(107,236)		(100,137)
Amortization											(3,043)		(4,540)		(2,856)
Total other income (expense), net											(68,664)	[2]	(73,263)	[2]	(84,911)	[2]
Loss from continuing operations											(27,975)		(30,411)		(46,395)
Properties owned	125										125
Total consolidated capital expenditures											122,647		70,136
Colonial Properties Trust
Segment revenues:
Revenues	97,106		93,145	90,524	88,072	86,708		83,939	81,462	77,517	368,847		329,626		301,707
Other non-property related revenue											5,712		8,047		11,693
Segment NOI:
Income from operations											40,689		42,852		38,516
Discontinued operations property NOI											14,111		12,857		8,110
Property management expense											(12,858)		(9,185)		(8,584)
General and administrative expense											(22,615)		(20,439)		(18,563)
Management fees and other expenses											(6,298)		(8,067)		(9,504)
Restructuring charges											(1,848)		(153)		(361)
Investment and development expenses											(1,285)		(1,781)		(422)
Depreciation											(113,961)		(107,236)		(100,137)
Amortization											(3,043)		(4,540)		(2,856)
Impairment, legal contingencies and other losses											(22,762)		(5,736)		(1,308)
Total other income (expense), net											(68,664)		(73,263)		(84,911)
Loss from continuing operations											(27,975)		(30,411)		(46,395)
Assets	3,286,208					3,258,605					3,286,208		3,258,605
Investment in partially-owned entities	7,777					12,303					7,777		12,303
Colonial Realty Limited Partnership
Segment revenues:
Revenues	103,011		93,145	90,524	88,072	86,708		83,939	81,462	77,517	368,847		329,626		301,707
Other non-property related revenue											5,712		8,047		11,693
Segment NOI:
Income from operations											40,689		42,852		38,516
Discontinued operations property NOI											14,111		12,857		8,110
Property management expense											(12,858)		(9,185)		(8,584)
General and administrative expense											(22,615)		(20,439)		(18,563)
Management fees and other expenses											(6,298)		(8,067)		(9,504)
Restructuring charges											(1,848)		(153)		(361)
Investment and development expenses											(1,285)		(1,781)		(422)
Depreciation											(113,961)		(107,236)		(100,137)
Amortization											(3,043)		(4,540)		(2,856)
Impairment, legal contingencies and other losses											(22,762)		(5,736)		(1,308)
Total other income (expense), net											(72,809)		(73,263)		(84,911)
Loss from continuing operations											(32,120)		(30,411)		(46,395)
Assets	3,286,160					3,258,428					3,286,160		3,258,428
Investment in partially-owned entities	7,777					12,303					7,777		12,303
Continuing operations
Segment NOI:
Impairment, legal contingencies and other losses											(22,762)	[3]	(5,736)	[3]	(1,308)	[3]
Multifamily
Segment NOI:
Total consolidated capital expenditures											103,444		59,007
Assets	2,669,843					2,584,769					2,669,843		2,584,769
Consolidated and unconsolidated real estate properties	114										114
Multifamily | Same property group - current year
Segment revenues:
Revenues											367,630		336,047
Segment NOI:
Income from operations											219,936		196,044
Properties owned	95										95
Total units	28,943	[4]									28,943	[4]
Multifamily | Same property group - prior year
Segment revenues:
Revenues													336,047		309,394
Segment NOI:
Income from operations													196,044		174,192
Properties owned						96							96
Total units						29,233	[4]						29,233	[4]
Multifamily - Same Property | Same property group - current year
Segment revenues:
Revenues											310,859	[5]	294,800	[5]
Segment NOI:
Income from operations											188,869	[5]	175,553	[5]
Multifamily - Same Property | Same property group - prior year
Segment revenues:
Revenues													295,620	[6]	283,115	[6]
Segment NOI:
Income from operations													174,890	[6]	163,058	[6]
Multifamily - Other | Same property group - current year
Segment revenues:
Revenues											56,771	[7]	41,247	[7]
Segment NOI:
Income from operations											31,067	[7]	20,491	[7]
Multifamily - Other | Same property group - prior year
Segment revenues:
Revenues													40,427	[7]	26,279	[7]
Segment NOI:
Income from operations													21,154	[7]	11,134	[7]
Commercial
Segment revenues:
Revenues											62,084		77,850		80,015
Segment NOI:
Income from operations											41,601		52,774		54,006
Total consolidated capital expenditures											18,857		10,756
Assets	450,582					514,810					450,582		514,810
Consolidated and unconsolidated real estate properties	11										11
Corporate
Segment NOI:
Total consolidated capital expenditures											346		373
Assets	165,783	[8]				159,026	[8]				165,783	[8]	159,026	[8]
Corporate | Colonial Properties Trust
Segment NOI:
Assets	(48)					(177)					(48)		(177)
Reportable segment
Segment NOI:
Income from operations											261,537		248,818		228,198
Assets	3,120,425					3,099,579					3,120,425		3,099,579
Multifamily investment in partially owned entities
Segment revenues:
Revenue from unconsolidated equity method investments											(1,731)		(2,336)		(3,106)
Segment NOI:
Operating income (loss) from unconsolidated equity method investments											(924)		(1,183)		(1,468)
Commercial investment in partially owned entities
Segment revenues:
Revenue from unconsolidated equity method investments											(11,500)		(26,046)		(30,987)
Segment NOI:
Operating income (loss) from unconsolidated equity method investments											$ (7,340)		$ (17,318)		$ (20,839)

[1]	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.
[2]	For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".
[3]	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.
[4]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.
[5]	Consists of the 95 consolidated multifamily communities, containing 28,943 apartment units, continuously owned since January 1, 2011.
[6]	Consists of the 96 consolidated multifamily communities, containing 29,233 apartment units, continuously owned during the periods presented since January 1, 2010.
[7]	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.
[8]	Includes the Company's investment in partially-owned entities of $7.8 million and $12.3 million as of December 31, 2012 and December 31, 2011, respectively.